Note 9 - Stock Based Compensation (Details Textual) - USD ($) shares in Thousands	3 Months Ended		12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Sep. 30, 2017	Sep. 30, 2016
Allocated Share-based Compensation Expense			$ 37,450	$ 131,075
Employee Service Share-based Compensation, Nonvested Awards, Compensation Cost Not yet Recognized			$ 0
Restricted Stock [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Number	0
Allocated Share-based Compensation Expense	$ 0	$ 18,725
Employee Service Share-based Compensation, Nonvested Awards, Compensation Not yet Recognized, Share-based Awards Other than Options	0
Employee Stock Option [Member]
Allocated Share-based Compensation Expense	0	$ 0
Employee Service Share-based Compensation, Nonvested Awards, Compensation Cost Not yet Recognized	$ 0